                       Supplement dated August 26, 1999
                        to Prospectus dated May 1, 1999

                                      of

                             High Yield Portfolio

                                 Portfolio of

               Morgan Stanley Dean Witter Universal Funds, Inc.
                                P. O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the High Yield Portfolio. Thomas L. Bennett no longer serves as Portfolio Manager to the High Yield Portfolio. In addition, Gordon
W. Loery now shares primary responsibility for managing the assets of the High Yield Portfolio. Accordingly, the paragraph "HIGH YIELD PORTFOLIO" on page 6 is hereby deleted and replaced with the following:

HIGH YIELD PORTFOLIO
Stephen F. Esser, Robert E. Angevine and Gordon W. Loery
Stephen F. Esser, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds High Yield Portfolio in 1989. Mr. Esser is a member of the New York Society of Security Analysts and holds a B.S. degree (Summa Cum Laude and Phi Beta Kappa) from the University of Delaware. Robert Angevine, a Principal of Morgan Stanley and MSDW Investment Management, and a Portfolio Manager for high yield investments, joined Morgan Stanley in October 1988. Mr. Angevine received a B.A. in Economics from Lafayette College and an M.B.A. from Fairleigh Dickinson University. Gordon W. Loery, a Principal of MSDW Investment Management, joined MAS in 1996. He served as a Fixed Income Analyst at MSDW Investment Management from 1990 to 1996. Messrs. Esser and Angevine have shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Loery has shared primary responsibility for managing the Portfolio's assets since April 1999.

                               ----------------

  The investment objective on the cover page of the Prospectus is hereby deleted and replaced with the following:

Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       Supplement dated August 26, 1999
                        to Prospectus dated May 1, 1999

                                      of

                             High Yield Portfolio

                                 Portfolio of

               Morgan Stanley Dean Witter Universal Funds, Inc.
                                P. O. Box 2798
                             Boston, Massachusetts
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the High Yield Portfolio. Thomas L. Bennett no longer serves as Portfolio Manager to the High Yield Portfolio. Accordingly, the paragraph "HIGH YIELD PORTFOLIO" on page 6 is hereby deleted and replaced with the following:

HIGH YIELD PORTFOLIO
Stephen F. Esser, Robert E. Angevine and Gordon W. Loery
Stephen F. Esser, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds High Yield Portfolio in 1989. Mr. Esser is a member of the New York Society of Security Analysts and holds a B.S. degree (Summa Cum Laude and Phi Beta Kappa) from the University of Delaware. Robert Angevine, a Principal of Morgan Stanley and MSDW Investment Management, and a Portfolio Manager for high yield investments, joined Morgan Stanley in October 1988. Mr. Angevine received a B.A. in Economics from Lafayette College and an M.B.A. from Fairleigh Dickinson University. Gordon W. Loery, a Principal of MSDW Investment Management, joined MAS in 1996. He served as a Fixed Income Analyst at MSDW Investment Management from 1990 to 1996. Messrs. Esser and Angevine have shared primary responsibility for managing the Portfolio's assets since its inception. Mr. Loery has shared primary responsibility for managing the Portfolio's assets since April 1999.

                               ----------------

  The investment objective on the cover page of the Prospectus is hereby deleted and replaced with the following:

Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE